Average Annual Total Returns - Nationwide Loomis All Cap Growth Fund	Class A Shares 1 Year	Class A Shares Since Fund Inception	Class A Shares Fund Inception Date	Class R6 Shares 1 Year	Class R6 Shares Since Fund Inception	Class R6 Shares Fund Inception Date	Class R6 Shares After Taxes on Distributions 1 Year	Class R6 Shares After Taxes on Distributions Since Fund Inception	Class R6 Shares After Taxes on Distributions Fund Inception Date	Class R6 Shares After Taxes on Distributions and Sales of Shares 1 Year	Class R6 Shares After Taxes on Distributions and Sales of Shares Since Fund Inception	Class R6 Shares After Taxes on Distributions and Sales of Shares Fund Inception Date	Institutional Service Class Shares 1 Year	Institutional Service Class Shares Since Fund Inception	Institutional Service Class Shares Fund Inception Date	Eagle Class Shares 1 Year	Eagle Class Shares Since Fund Inception	Eagle Class Shares Fund Inception Date	Russell 3000® Growth Index (The Index does not pay sales charges, fees, expenses, or taxes.) 1 Year	Russell 3000® Growth Index (The Index does not pay sales charges, fees, expenses, or taxes.) Since Fund Inception	Russell 3000® Growth Index (The Index does not pay sales charges, fees, expenses, or taxes.) Fund Inception Date
Total	22.81%	16.88%	May 31, 2017	30.95%	19.37%	May 31, 2017	30.17%	18.18%	May 31, 2017	18.88%	15.02%	May 31, 2017	30.84%	19.22%	May 31, 2017	30.70%	19.21%	May 31, 2017	38.26%	22.81%